Stockholders' equity - Common stock - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	2 Months Ended	12 Months Ended
	Feb. 26, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Stockholders Equity Note
Cash dividends		$ 136,561	$ 116,022	$ 101,293
Dividends payable		$ 33,701	$ 29,027
Dividends Declared per Common Share		$ 1.60	$ 1.20	$ 1.00
Common Stock
Stockholders Equity Note
Dividends payable		$ 33,700	$ 29,000	$ 25,100
Dividends Declared per Common Share		$ 0.40
Dividend payable, to be paid date		Jan. 04, 2021
Dividends payable, record date		Dec. 11, 2020
Common Stock | Subsequent event
Stockholders Equity Note
Common stock dividends per share cash paid	$ 0.40
Dividend payable, to be paid date	Apr. 01, 2021
Dividends payable, record date	Mar. 18, 2021